UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 021979

Nuveen Investment Trust V

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: September 30

Date of reporting period: December 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Preferred Securities Fund

December 31, 2010

Shares	Description (1)	Coupon	Ratings (2)	Value

	$25 PAR (OR SIMILAR) PREFERRED SECURITIES – 48.4%

	Capital Markets – 8.2%

63,952	Ameriprise Financial, Inc.	7.750%	A	$1,704,321

1,008	BNY Capital Trust IV, Series E	6.875%	A1	25,412

27,520	BNY Capital Trust V, Series F	5.950%	A1	686,899

1,318	Credit Suisse	7.900%	A3	35,296

75,432	Deutsche Bank Capital Funding Trust I	7.350%	BBB	1,897,115

57,664	Deutsche Bank Capital Funding Trust II	6.550%	BBB	1,334,922

574,651	Deutsche Bank Capital Funding Trust V	8.050%	BBB	15,021,377

4,100	Deutsche Bank Capital Funding Trust VIII	6.375%	BBB	92,045

325,627	Deutsche Bank Contingent Capital Trust III	7.600%	BBB	8,280,695

14,100	Goldman Sachs Group Inc., Series 2004-04 (SATURNS)	6.000%	A2	324,300

2,179	Goldman Sachs Group Inc.	6.200%	Baa2	52,623

75,000	Goldman Sachs Group Inc.	6.125%	A	1,736,250

46,801	Morgan Stanley Capital Trust III	6.250%	Baa2	1,049,278

179,600	Morgan Stanley Capital Trust IV	6.250%	Baa2	4,094,880

1,900	Morgan Stanley Capital Trust V	5.750%	Baa2	41,553

177,810	Morgan Stanley Capital Trust VI	6.600%	Baa2	4,214,097

287,440	Morgan Stanley Capital Trust VII	6.600%	Baa2	6,826,700

126,621	Morgan Stanley Capital Trust VIII	6.450%	Baa2	2,969,262
	Total Capital Markets			50,387,025
	Commercial Banks – 15.3%

195,958	Banco Santander Finance	10.500%	A–	5,459,390

104,571	Banco Santander Finance	6.800%	A–	2,344,482

159,704	Barclays Bank PLC	8.125%	A–	4,104,393

71,669	Barclays Bank PLC	7.750%	A–	1,821,826

35,000	Cobank Agricultural Credit Bank, 144A	7.814%	A	1,672,346

465,250	Cobank Agricultural Credit Bank, 144A	7.000%	N/R	20,994,399

107,000	Cobank Agricultural Credit Bank	11.000%	A	5,788,037

195,967	Fifth Third Capital Trust V	7.250%	Baa3	4,875,659

419,934	Fifth Third Capital Trust VI	7.250%	Baa3	10,502,549

220,819	Fifth Third Capital Trust VII	8.875%	Baa3	5,829,622

1,632	Fleet Capital Trust IX	6.000%	Baa3	35,904

500	HSBC Finance Corporation	6.000%	A	11,995

17,633	HSBC Holdings PLC	8.125%	A–	473,093

222,364	HSBC Holdings PLC	8.000%	A–	5,926,001

60,000	HSBC Holdings PLC	6.200%	A–	1,374,000

6,625	HSBC USA Inc.	4.500%	A	164,433

6,899	KeyCorp Capital Trust V	5.875%	Baa3	159,781

55,813	KeyCorp Capital Trust IX	6.750%	Baa3	1,339,512

311,531	KeyCorp Capital Trust X	8.000%	Baa3	7,919,118

157,173	KeyCorp Capital VIII	7.000%	Baa3	3,841,308

172,300	National City Capital Trust II	6.625%	BBB	4,304,054

64,863	National City Capital Trust III	6.625%	BBB	1,612,494

58,360	USB Capital Trust XI	6.600%	A2	1,464,836

26,547	USB Capital XII	6.300%	A2	659,427

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Preferred Securities Fund (continued)

December 31, 2010

Shares	Description (1)	Coupon	Ratings (2)	Value

	Commercial Banks (continued)

50,000	Wachovia Capital Trust IV	6.375%	A–	$1,229,000

13,031	Wachovia Capital Trust IX	6.375%	A–	321,605

3,392	Wachovia Capital Trust X	7.850%	A–	89,379

845	Wells Fargo & Company	8.000%	A–	22,976
	Total Commercial Banks			94,341,619
	Consumer Finance – 1.1%

29,250	Heller Financial Inc.	6.687%	A+	2,777,837

105,602	HSBC Finance Corporation	6.360%	Baa2	2,411,950

70,272	HSBC USA Inc., Series H	6.500%	A–	1,716,745
	Total Consumer Finance			6,906,532
	Diversified Financial Services – 12.0%

29	BAC Capital Trust X	6.250%	Baa3	638

194,260	Citigroup Capital Trust VII	7.125%	BB+	4,827,361

45,655	Citigroup Capital Trust VIII	6.950%	BB+	1,104,851

7,847	Citigroup Capital Trust XII	8.500%	BB+	207,632

475,000	Citigroup Capital XIII	7.875%	BB+	12,782,250

36,165	Citigroup Capital XV	6.500%	BB+	837,220

14,002	Citigroup Capital XVI	6.450%	BB+	320,646

32,577	Citigroup Capital XVII	6.350%	BB+	743,081

33,500	Citigroup Capital XIX	7.250%	BB+	830,800

5,400	Citigroup Capital XX	7.875%	BB+	137,322

332,524	Countrywide Capital Trust III	7.000%	Baa3	8,180,090

20,775	Countrywide Capital Trust IV	6.750%	Baa3	492,368

34,000	Dayton Power & Light Company, SATURNS	8.000%	BBB	883,320

99,520	Fleet Capital Trust VIII	7.200%	Baa3	2,458,144

477,868	ING Groep N.V.	8.500%	Ba1	12,085,282

259,748	ING Groep N.V.	7.375%	Ba1	6,020,959

153,348	ING Groep N.V.	7.200%	Ba1	3,553,073

58,482	ING Groep N.V.	7.050%	Ba1	1,336,314

134,010	ING Groep N.V.	6.375%	Ba1	2,733,804

108,031	ING Groep N.V.	6.200%	Ba1	2,214,636

6,281	ING Groep N.V.	6.125%	Ba1	127,253

3,573	JP Morgan Chase Capital Trust XI	5.875%	A2	87,003

376	JP Morgan Chase Capital Trust XIX, Series S	6.625%	A2	9,498

714	JP Morgan Capital Trust XXIV	6.875%	A2	18,414

309,016	JP Morgan Chase Capital Trust XXIX	6.700%	A2	7,892,269

76,800	MBNA Capital E	8.100%	Baa3	1,954,560

92,960	MBNA Corporation, Capital Trust D	8.125%	Baa3	2,351,888

3,823	Merrill Lynch Capital Trust III	7.375%	Baa3	95,881
	Total Diversified Financial Services			74,286,557
	Electric Utilities – 0.8%

895	American Electric Power	8.750%	Baa3	24,917

6,928	DTE Energy Trust I	7.800%	BBB–	182,206

100	DTE Energy Trust II	7.500%	BBB–	2,600

25,783	Entergy Texas Inc.	7.875%	BBB+	710,837

2	Nuveen Investments

Shares	Description (1)	Coupon	Ratings (2)	Value

	Electric Utilities (continued)

8,000	Georgia Power Company	6.500%	BBB+	$844,000

1,200	NextEra Energy Inc.	7.450%	BBB	31,380

9,700	NextEra Energy Inc.	6.600%	BBB	248,417

56,136	PPL Capital Funding, Inc.	6.850%	BBB	1,433,152

53,000	PPL Electric Utilities Corporation	6.250%	BBB	1,298,500
	Total Electric Utilities			4,776,009
	Insurance – 9.5%

48,366	Aegon N.V.	6.875%	BBB	1,101,777

73,646	Aegon N.V.	6.500%	BBB	1,601,801

485,699	Aegon N.V.	6.375%	BBB	10,510,526

486,242	Aegon N.V.	7.250%	BBB	11,630,909

823,891	Allianz SE	8.375%	A+	21,704,420

12,437	Arch Capital Group Limited, Series B	7.875%	BBB	318,014

301,951	Assured Guaranty Municipal Holdings	6.875%	A+	6,984,127

62,712	Assured Guaranty Municipal Holdings	6.250%	A+	1,333,884

35,588	Assured Guaranty Municipal Holdings	5.600%	A+	707,489

5,000	Endurance Specialty Holdings Limited	7.750%	BBB–	128,850

2,100	MetLife Inc., Series B	6.500%	Baa2	52,080

1,700	PLC Capital Trust III	7.500%	BBB	42,772

17,475	PLC Capital Trust IV	7.250%	BBB	435,128

3,319	Principal Financial Group	6.518%	Baa3	82,444

1,250	Principal Financial Group	5.563%	Baa3	111,602

8,947	Protective Life Corporation	7.250%	BBB	223,049

199	Prudential Financial Inc.	9.000%	BBB+	5,471

820	Prudential Financial Inc.	6.750%	A–	20,566

18,187	RenaissanceRe Holdings Limited, Series C	6.080%	BBB+	413,572

51,390	RenaissanceRe Holdings Limited, Series D	6.600%	BBB+	1,265,736

14,123	Selective Insurance Group	7.500%	Baa3	352,510
	Total Insurance			59,026,727
	Multi-Utilities – 0.3%

59,165	Dominion Resources Inc.	8.375%	BBB	1,676,736

13,300	Xcel Energy Inc.	7.600%	BBB	364,819
	Total Multi-Utilities			2,041,555
	Real Estate Investment Trust – 1.0%

1,131	Duke Realty Corporation, Series L	6.600%	Baa3	25,414

220	Duke Realty Corporation, Series O	8.375%	Baa3	5,815

6,700	Duke-Weeks Realty Corporation	6.625%	Baa3	150,080

78,821	Harris Preferred Capital Corporation, Series A	7.375%	A–	1,987,077

539	Kimco Realty Corporation, Series G	7.750%	Baa2	14,230

5,000	PS Business Parks, Inc.	7.000%	BBB–	122,550

63,943	PS Business Parks, Inc.	6.700%	BBB–	1,522,483

8,680	Public Storage, Inc., Series K	7.250%	BBB+	220,732

30,390	Public Storage Inc., Series W	6.500%	BBB+	741,820

9,388	Vornado Realty LP	7.875%	BBB	250,378

8,930	Vornado Realty Trust	6.750%	BBB–	211,552

32,600	Wachovia Preferred Funding Corporation	7.250%	A–	834,234
	Total Real Estate Investment Trust			6,086,365

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Preferred Securities Fund (continued)

December 31, 2010

Shares	Description (1)	Coupon	Ratings (2)	Value

	Thrifts & Mortgage Finance – 0.2%

43,623	Sovereign Capital Trust V	7.750%	BBB+	$1,105,843
	Total $25 Par (or similar) Preferred Securities (cost $260,987,039)			298,958,232

Principal Amount (000)	Description (1)	Optional Call Provisions (3)	Ratings (2)	Value
	TAXABLE MUNICIPAL BONDS – 1.0%

	California – 0.2%

$385	California Municipal Finance Authority, Educational Facilities Revenue Bonds, OCEAA Project, Series 2008B, 11.000%, 10/01/14	No Opt. Call	N/R	$375,695

200	California Statewide Community Development Authority, Lancer Educational Student Housing Revenue Bonds, California Baptist University, Series 2007, 9.125%, 6/01/13, 144A	No Opt. Call	N/R	202,334

200	Long Beach, California, Senior Airport Revenue Bonds, Federally Taxable - Build America Bonds, Series 2009C, 7.765%, 6/01/39	12/19 at 100.00	A2	203,758

200	Southwestern Community College District, San Diego County, California, General Obligation Bonds, Election of 2008, Build America Bonds Series 2009, 7.230%, 8/01/39	8/19 at 100.00	Aa2	202,784
985	Total California			984,571
	Florida – 0.3%

255	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Build America Bond Series 2009B, 6.910%, 7/01/39	7/19 at 100.00	AA	250,946

190	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 46, Series 2007B, 8.250%, 8/01/21	8/14 at 100.00	N/R	179,763

200	Orlando, Florida, Capital Improvement Special Revenue Bonds, Build America Taxable Bond Series 200C, 7.100%, 10/01/39	10/19 at 100.00	Aa2	207,344

250	Pasco County, Florida, Water and Sewer Revenue Bonds, Build America Bonds Series 2009B, 6.760%, 10/01/39	No Opt. Call	AA	258,463

200	Seacoast Utility Authority, Florida, Water and Sewer Utility System Revenue Bonds, Taxable Build America, Series 2009B, 6.680%, 3/01/39	3/20 at 100.00	Aa3	197,230

445	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007B, 7.804%, 10/01/20, 144A	No Opt. Call	BBB–	395,759

200	South Broward Hospital District, Florida, Revenue Bonds, Build America Taxable Bonds, Series 2009B, 7.278%, 5/01/44	5/19 at 100.00	AA–	204,576
1,740	Total Florida			1,694,081
	Hawaii – 0.0%

200	Honolulu City and County, Hawaii, General Obligation Bonds, Build America Bonds, Series 2009E, 6.300%, 9/01/34	9/19 at 100.00	Aa1	203,044
	Idaho – 0.0%

75	Idaho Housing and Finance Association NonProfit Facilities Revenue Bonds, Liberty Charter School, Inc, Series 2008B, 7.500%, 6/01/12	No Opt. Call	BBB	74,154
	Louisiana – 0.0%

195	Carter Plantation Land LLC, Louisiana, 9.000%, 7/01/17, 144A (4),(5)	1/11 at 100.00	N/R	19,500
	Michigan – 0.1%

200	Croswell & Lexington Community Schools, Michigan, General Obligation Bonds, School Building & Site Series 2009, 6.050%, 5/01/29	5/19 at 100.00	AA–	192,072

1,500	Lansing Tax Increment Finance Authority, Michigan, Tax Increment Bonds, Capital Appreciation Refunding Series 2009, 0.000%, 5/01/31	5/19 at 38.12	AA	322,305
1,700	Total Michigan			514,377
	Missouri – 0.0%

200	Missouri Joint Municipal Electric Utility Commission, Prairie State Power Project Revenue Bond, Federally Taxable Build America Bonds – Direct Pay, Series 2009A, 6.890%, 1/01/42	1/19 at 100.00	A3	197,428

4	Nuveen Investments

Principal Amount (000)	Description (1)		Optional Call Provisions (3)	Ratings (2)	Value

	Nevada – 0.0%

$200	Clark County, Nevada, Airport Revenue Bonds, Senior Lien Series 2009B, 6.881%, 7/01/42		7/19 at 100.00	Aa2	$202,834
	New Jersey – 0.0%

200	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds, Build America Bond Series 2009A-5, 7.000%, 11/01/38		No Opt. Call	A–	205,450
	Ohio – 0.1%

200	American Municipal Power Ohio Inc., Prairie State Energy Campus Project Revenue Bnods, Federally Taxable Issuer Subsidy Build America Bonds, Series 2009C, 6.553%, 2/15/39		2/19 at 100.00	A1	202,760

200	Berea City School District, County, Ohio, Certificates of Participartion, Build America Bonds, Series 2009B, 7.250%, 10/01/39		10/19 at 100.00	A1	201,510

200	Edgewood City School District, Counties of Butler and Preble, Ohio, School Improvement General Obligation Bonds, Build America Bonds, Series 2009, 7.500%, 12/01/37		No Opt. Call	Aa3	208,686

200	Hamilton, Ohio, Electric System Revenue Bonds, Build America Bonds Series 2009B, 6.600%, 10/01/39 – AGC Insured		10/19 at 100.00	Aa3	207,364
800	Total Ohio				820,320
	Texas – 0.2%

600	Danbury Higher Education Authority Inc., Texas, Golden Rule Charter School Revenue Bonds, Series 2008B, 10.000%, 8/15/18		No Opt. Call	BB+	567,072

100	La Vernia Education Financing Corporation, Texas, Charter School Revenue Bonds, Riverwalk Education Foundation, Series 2007B, 8.750%, 8/15/12		8/11 at 100.00	N/R	100,395

200	North Texas Tollway Authority, System Revenue Bonds, Taxable Build America Bond Series 2009B, 6.718%, 1/01/49		No Opt. Call	A2	196,550
900	Total Texas				864,017
	Virginia – 0.0%

200	Metropolitan Washington DC Airports Authority, Virginia, Dulles Toll Raod Revenue Bonds, Series 2009D, 7.462%, 10/01/46 – AGC Insured		No Opt. Call	BBB+	196,900
	Washington – 0.1%

520	Washington State Economic Development Finance Authority, Revenue Bonds, Coeur D’Alene Fiber Fuels Inc., Series 2007H, 10.000%, 12/01/11 (4), (5)		No Opt. Call	N/R	260,000
$7,915	Total Taxable Municipal Bonds (cost $6,746,052)				6,236,676

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS – 3.2%

	Insurance – 2.9%

$1,500	Nationwide Mutual Insurance Company, 144A	7.875%	4/01/33	A–	$1,515,474

13,210	Nationwide Mutual Insurance Company, 144A	9.375%	8/15/39	A–	15,363,322

700	QBE Insurance Group Limited, 144A	9.750%	3/14/14	A	822,715
15,410	Total Insurance				17,701,511
	Oil, Gas & Consumable Fuels – 0.3%

1,880	TransCanada Pipelines Limited	6.350%	5/15/17	Baa1	1,858,775
$17,290	Total Corporate Bonds (cost $18,658,790)				19,560,286

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Preferred Securities Fund (continued)

December 31, 2010

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CAPITAL PREFERRED SECURITIES – 46.1%

	Capital Markets – 2.3%

250	BNY Institutional Capital, 144A	7.780%	12/01/26	A1	$256,410

6,500	Goldman Sachs Group, Inc.	6.345%	2/15/34	A3	6,211,784

6,549	Schwab Capital Trust I	7.500%	11/15/37	BBB+	6,797,554

1,000	State Street Capital Trust	8.250%	3/15/11	BBB+	1,016,600
	Total Capital Markets				14,282,348
	Commercial Banks – 12.3%

3,000	Abbey National Capital Trust I	8.963%	6/30/30	A–	3,172,452

1,650	AgFirst Farm Credit Bank, 144A	7.300%	12/15/53	A	1,433,497

12,835	Barclays Bank PLC	6.278%	12/15/34	A–	11,006,013

5,000	BB&T Capital Trust IV	6.820%	6/12/37	Baa1	4,950,000

900	BBVA Bancomer Texas, 144A	7.250%	4/22/20	A3	954,273

2,340	BNP Paribas, 144A	7.195%	12/25/37	A	2,258,100

1,000	Credit Agricole, S.A.	9.750%	12/26/54	A–	1,057,500

5,500	First Empire Capital Trust I	8.234%	2/01/27	Baa2	5,479,100

3,000	First Empire Capital Trust II	8.277%	6/01/27	Baa2	2,997,216

3,380	HVB Funding Trust III, 144A	9.000%	10/22/31	BBB	3,380,000

4,200	PNC Preferred Funding Trust III, 144A	8.700%	3/15/13	BBB	4,473,067

4,750	Rabobank Nederland, 144A	11.000%	6/30/19	AA–	6,157,439

1,000	Societe Generale	8.750%	10/07/49	BBB+	1,030,000

3,200	Standard Chartered PLC, 144A	7.014%	7/30/37	BBB	3,142,557

2,000	Union State Capital Trust I	9.580%	2/01/27	N/R	1,992,432

19,368	Wells Fargo & Company, Series K	7.980%	9/15/99	A–	20,530,080

1,833	Wells Fargo Capital Trust XIII	7.700%	3/26/13	A–	1,904,029
	Total Commercial Banks				75,917,755
	Consumer Finance – 1.1%

6,900	Capital One Capital III Corporation	7.686%	8/15/36	Baa3	6,969,000
	Diversified Financial Services – 4.1%

22,805	JP Morgan Chase & Company	7.900%	4/30/18	BBB+	24,323,152

1,000	Republic New York Capital I	7.750%	11/15/26	A–	1,024,210
	Total Diversified Financial Services				25,347,362
	Electric Utilities – 0.7%

500	FPL Group Capital Inc.	6.350%	10/01/16	BBB	489,329

3,000	FPL Group Capital Inc.	6.650%	6/15/17	BBB	2,973,837

825	FPL Group Capital Inc.	7.300%	9/01/17	BBB	852,930
	Total Electric Utilities				4,316,096
	Insurance – 21.4%

1,300	Ace Capital Trust II	9.700%	4/01/30	BBB+	1,609,672

7,010	AXA S.A., 144A	6.379%	12/14/36	Baa1	6,405,388

64	Axis Capital Holdings Limited	7.500%	12/01/15	BBB	5,920,971

15,254	Catlin Insurance Company Limited, 144A	7.249%	1/19/17	BBB+	13,499,790

10,195	Everest Reinsurance Holdings, Inc.	6.600%	5/15/37	Baa1	9,812,688

20,000	Financial Security Assurance Holdings, 144A	6.400%	12/15/36	A–	14,500,000

6	Nuveen Investments

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Insurance (continued)

5,500	Genworth Financial Inc.	6.150%	11/15/16	BB+	$4,372,500

7,000	Glen Meadows Pass Through Trust, 144A	6.505%	2/15/17	BB+	5,862,500

2,400	Hartford Financial Services Group Inc.	8.125%	6/15/18	BB+	2,568,000

6,172	Liberty Mutual Group Inc., 144A	10.750%	6/15/58	Baa3	7,529,840

3,000	Liberty Mutual Group Inc., 144A	7.800%	3/15/37	Baa3	2,985,000

2,050	Lincoln National Corporation	7.000%	5/17/16	BBB	2,019,250

3,000	Lincoln National Corporation	6.050%	4/20/17	BBB	2,797,500

15,711	MetLife Capital Trust X, 144A	9.250%	4/08/68	BBB	18,538,976

3,847	National Financial Services Inc.	6.750%	5/15/37	Baa2	3,554,436

7,090	Prudential Financial Inc.	8.875%	6/15/18	BBB+	8,313,025

2,000	Reinsurance Group of America Inc.	6.750%	12/15/65	BBB–	1,853,652

9,455	Swiss Re Capital I, 144A	6.854%	5/25/16	A–	9,079,381

6,000	Symetra Financial Corporation, 144A	8.300%	10/15/37	BB+	5,790,000

5,851	XL Capital Ltd.	6.500%	10/15/57	BBB-	5,090,370
	Total Insurance				132,102,939
	Real Estate Investment Trust – 1.1%

6	Sovereign Real Estate Investment Trust, 144A	12.000%	10/31/50	BBB+	6,483,688
	U.S. Agency – 3.1%

18	Farm Credit Bank of Texas	10.000%	12/15/60	A3	19,445,625
	Total Capital Preferred Securities (cost $260,072,912)				284,864,813
	SHORT-TERM INVESTMENTS – 0.1%

	Repurchase Agreements – 0.1%

$672	Repurchase Agreement with State Street Bank, dated 12/31/10, repurchase price $671,637, collateralized by $680,000 U.S. Treasury Notes, 1.000%, due 4/30/12, value $686,256	0.040%	1/03/11	N/A	$671,635
	Total Short-Term Investments (cost $671,635)				671,635
	Total Investments (cost $547,136,428) – 98.8%				610,291,642
	Other Assets Less Liabilities – 1.2% (7)				7,587,019
	Net Assets – 100%				$617,878,661

Investments in Derivatives

Forward Swaps outstanding at December 31, 2010:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (6)	Termination Date	Unrealized Appreciation (Depreciation)
Morgan Stanley	$28,000,000	Receive	3-Month USD-LIBOR	2.970%	Semi-Annually	11/10/11	11/10/21	$1,933,105
Morgan Stanley	12,000,000	Receive	3-Month USD-LIBOR	3.488%	Semi-Annually	10/14/11	10/14/40	1,602,440
								$3,535,545

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen Preferred Securities Fund (continued)

December 31, 2010

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
$25 Par (or similar) Preferred Securities	$243,767,085	$55,191,147	$—	$298,958,232
Taxable Municipal Bonds	—	5,957,176	279,500	6,236,676
Corporate Bonds	—	19,560,286	—	19,560,286
Capital Preferred Securities	—	284,864,813	—	284,864,813
Short-Term Investments	—	671,635	—	671,635
Derivatives
Forward Swaps*	—	3,535,545	—	3,535,545
Total	$243,767,085	$369,780,602	$279,500	$613,827,187
*	Represents net unrealized appreciation (depreciation).

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3 Taxable Municipal Bonds
Balance at the beginning of period	$98,259
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	(78,759)
Purchases at cost	—
Sales at proceeds	—
Net discounts (premiums)	—
Transfers in to	260,000
Transfers out of	—
Balance at the end of period	$279,500

During the period ended December 31, 2010, the Fund recognized no significant transfers to/from Level 1 or Level 2. Transfers in and/out of Level 3 are shown using end of period values.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of December 31, 2010, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
		Asset Derivatives		Liability Derivatives
Underlying Risk Exposure	Derivative Instrument	Location	Value	Location	Value
Interest Rate	Forward Swaps	Unrealized appreciation on forward swaps*	$3,535,545	Unrealized depreciation on forward swaps*	$—
*	Represents cumulative unrealized appreciation (depreciation) of forward swap contracts as reported in the Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At December 31, 2010, the cost of investments (excluding investments in derivatives) was $547,940,442.

8	Nuveen Investments

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at December 31, 2010, were as follows:

Gross unrealized:
Appreciation	$64,613,890
Depreciation	(2,262,690)
Net unrealized appreciation (depreciation) of investments	$62,351,200

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(4)	For fair value measurement disclosure purposes, investment categorized as Level 3.

(5)	The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each forward swap contract.

(7)	Other Assets Less Liabilities includes Value and/or Unrealized Appreciation (Depreciation) of derivative instruments as noted in Investments in Derivatives.

N/A	Not applicable.

N/R	Not rated.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

SATURNS	Structured Asset Trust Unit Repackaging.

USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate.

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen NWQ Preferred Securities Fund

December 31, 2010

Shares	Description (1)			Value

	COMMON STOCKS – 12.4%

	Commercial Services & Supplies – 1.3%

1,200	Pitney Bowes Inc.			$29,016
	Communications Equipment – 1.2%

3,000	Motorola, Inc., (2)			27,210
	Computers & Peripherals – 1.2%

600	Hewlett-Packard Company			25,260
	Diversified Financial Services – 1.0%

4,600	Citigroup Inc., (2), (5)			21,758
	Insurance – 3.8%

3,600	Genworth Financial Inc., Class A, (2)			47,304

1,400	Hartford Financial Services Group, Inc., (5)			37,086
	Total Insurance			84,390
	Media – 1.0%

700	Time Warner Inc.			22,519
	Metals & Mining – 1.7%

700	Barrick Gold Corporation, (5)			37,226
	Pharmaceuticals – 1.2%

1,500	Pfizer Inc.			26,265
	Total Common Stocks (cost $230,695)			273,644

Shares	Description (1)	Coupon	Ratings (3)	Value
	CONVERTIBLE PREFERRED SECURITIES – 9.0%

	Automobiles – 4.4%

1,800	General Motors Corporation	4.750%	B–	$97,353
	Commercial Banks – 4.6%

100	Wells Fargo & Company, Convertible Bond	7.500%	A	100,055
	Total Convertible Preferred Securities (cost $182,900)			197,408

Shares	Description (1)	Coupon	Ratings (3)	Value
	$25 PAR (OR SIMILAR) PREFERRED SECURITIES – 66.5%

	Commercial Banks – 10.4%

2,500	BB&T Capital Trust VI	9.600%	A–	$72,250

3,000	HSBC Holdings PLC	8.000%	A+	79,950

3,000	Zions Bancorporation	9.500%	BB	76,800
	Total Commercial Banks			229,000
	Consumer Finance – 4.3%

1,000	Heller Financial Inc.	6.687%	A+	94,969
	Diversified Financial Services – 4.0%

1,000	Citigroup Capital Trust VIII	6.950%	BBB–	24,200

2,400	Citigroup Capital Trust XII	8.500%	BBB–	63,504
	Total Diversified Financial Services			87,704
	Electric Utilities – 3.4%

3,000	BGE Capital Trust II	6.200%	BBB–	75,120

10	Nuveen Investments

Shares	Description (1)		Coupon	Ratings (3)	Value

	Insurance – 25.9%

2,500	Allianz SE		8.375%	A+	$65,860

2,935	American Financial Group		7.000%	BBB+	72,641

3,000	Arch Capital Group Limited		8.000%	BBB	76,500

3,000	Aspen Insurance Holdings Limited		7.401%	BBB–	72,600

3,000	Endurance Specialty Holdings Limited		7.750%	BBB–	77,310

4,000	PLC Capital Trust III		7.500%	BBB	100,639

400	Principal Financial Group		5.563%	BBB	35,713

2,500	Prudential Financial Inc.		9.000%	BBB+	68,725
	Total Insurance				569,988
	Multi-Utilities – 3.2%

2,500	Scana Corporation		7.700%	BBB–	69,400
	Real Estate Investment Trust – 13.3%

2,000	Apartment Investment & Management Company, Series U		7.750%	Ba3	50,200

2,000	Ashford Hospitality Trust, Inc., Series D		8.450%	N/A	47,400

2,500	Dupont Fabros Technology		7.875%	Ba3	62,400

2,500	Kimco Realty Corporation, Series G		7.750%	Baa2	66,000

2,500	Vornado Realty LP		7.875%	BBB	66,675
	Total Real Estate Investment Trust				292,675
	Wireless Telecommunication Services – 2.0%

1,695	Telephone and Data Systems Inc.		7.600%	Baa2	42,731
	Total $25 Par (or similar) Preferred Securities (cost $1,378,832)				1,461,587

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CAPITAL PREFERRED SECURITIES – 8.5%

	Commercial Services & Supplies – 4.3%

100	Pitney Bowes International Holdings, 144A	6.125%	4/15/50	Baa1	$95,069
	Insurance - 4.2%

1	Axis Capital Holdings Limited	7.500%	12/01/15	BBB	91,906
	Total Capital Preferred Securities (cost $183,973)				186,975

Shares	Description (1)				Value
	INVESTMENT COMPANIES – 2.7%

3,700	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.				$59,977
	Total Investment Companies (cost $47,972)				59,977
	Total Investments (cost $2,024,372) – 99.1%				2,179,591
	Other Assets Less Liabilities – 0.9% (6)				19,554
	Net Assets – 100%				$2,199,145

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen NWQ Preferred Securities Fund (continued)

December 31, 2010

Investments in Derivatives

Call Options Written outstanding as of December 31, 2010:

Number of Contracts	Type	Notional Amount (4)	Expiration Date	Strike Price	Value
(5)	Barrick Gold Corporation	$(23,000)	1/22/11	$46.0	$(3,625)
(2)	Barrick Gold Corporation	(9,800)	1/22/11	49.0	(870)
(46)	Citigroup Inc.	(23,000)	9/17/11	5.0	(2,047)
(14)	Hartford Financial Services Group	(31,500)	1/22/11	22.5	(5,600)
(67)	Total Call Options Written (premiums received $6,339)	$(87,300)			$(12,142)

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$273,644	$—	$—	$273,644
Convertible Preferred Securities	100,055	97,353	—	197,408
$25 Par (or similar) Preferred Securities	1,265,046	196,541	—	1,461,587
Capital Preferred Securities	—	186,975	—	186,975
Investment Companies	59,977	—	—	59,977
Derivatives:
Call Options Written	(12,142)	—	—	(12,142)
Total	$1,686,580	$480,869	$—	$2,167,449

During the period ended December 31, 2010, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of December 31, 2010, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
		Asset Derivatives		Liability Derivatives
Underlying Risk Exposure	Derivative Instrument	Location	Value	Location	Value
Equity Price	Options	—	$—	Call options written, at value	$12,142

12	Nuveen Investments

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At December 31, 2010, the cost of investments (excluding investments in derivatives) was $2,026,491.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at December 31, 2010, were as follows:

Gross unrealized:
Appreciation	$156,466
Depreciation	(3,366)
Net unrealized appreciation (depreciation) of investments	$153,100
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

(5)	Investment, or portion of investment, has been pledged as collateral for investments in derivatives.

(6)	Other Assets Less Liabilities includes Value and/or Unrealized Appreciation (Depreciation) of derivative instruments as noted in Investments in Derivatives.

N/A	Not available.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Nuveen Investments	13

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust V

By (Signature and Title)	/s/ Kevin J. McCarthy
Vice President and Secretary

Date: March 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: March 1, 2011

By (Signature and Title)	/s/ Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: March 1, 2011